Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 30,450	$ 24,307
Intangible assets	4,824	5,132
Acquisition contract liabilities	(96)	(187)
Property and equipment	123	103
Accrued expenses and reserves	890	1,693
Stock based compensation	449
Lease liability	361
Other		6
ROU asset	(369)
Investment revaluation	(469)
Total deferred tax assets	36,163	31,054
Less valuation allowance	(36,163)	(31,054)
Net deferred taxes